GMACM Home Equity Loan Trust 2007-HE2
            GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE2

Cut-Off Period Date                                                     11/30/07
Determination Date                                                      12/18/07
Record Date - Class A-1                                                 12/24/07
Record Date - Class A-2, Class A-3, Class A-4, Class A-5, Class A-6     11/30/07
Payment Date                                                            12/26/07
Actual Days in Accrual Period (30/360)                                        30
Accrual Period (30/360)                                                       30

Servicing Certificate
Beginning Pool Balance                                          1,206,224,010.73
Beginning PFA                                                               0.00
Ending Pool Balance                                             1,192,258,571.39
Ending PFA Balance                                                             -
Principal Collections                                              13,965,439.34
Principal Draws                                                                -
Net Principal Collections                                          13,965,439.34

Active Loan Count                                                         22,409

Net Interest Collections                                            8,324,417.07

Weighted Average Net Loan Rate                                          8.33750%
Weighted Average Net WAC Rate                                           8.21784%
Substitution Adjustment Amount                                              0.00

Excess Spread                                                       2,630,816.45

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

                                                                     Beginning          Ending
Term Notes                                                            Balance          Balance           Factor       Principal
Class A-1                                                         402,618,655.25    386,022,399.46     0.7896622  16,596,255.79
Class A-2                                                         170,818,000.00    170,818,000.00     1.0000000           0.00
Class A-3                                                         219,526,000.00    219,526,000.00     1.0000000           0.00
Class A-4                                                         173,734,000.00    173,734,000.00     1.0000000           0.00
Class A-5                                                          63,873,000.00     63,873,000.00     1.0000000           0.00
Class A-6                                                         124,088,000.00    124,088,000.00     1.0000000           0.00
Certificates                                                        -                    -               -             -



CONTINUED...
                                                                                      Interest         Percentage
Term Notes                                                              Interest     Shortfalls         Interest        Coupon
Class A-1                                                           1,653,672.25          0.00            33.92%        4.9288%
Class A-2                                                             861,776.81          0.00            15.01%        6.0540%
Class A-3                                                           1,132,937.10          0.00            19.29%        6.1930%
Class A-4                                                             930,056.01          0.00            15.27%        6.4240%
Class A-5                                                             348,693.35          0.00             5.61%        6.5510%
Class A-6                                                             646,188.26          0.00            10.90%        6.2490%
Certificates                                                                0.00             -                -              -



Beginning Overcollateralization Amount                             51,566,355.48
Overcollateralization Amount Increase (Decrease)                    2,630,816.45
Outstanding Overcollateralization Amount                           54,197,171.93
Target Overcollateralization Amount                                59,698,072.56

Credit Enhancement Draw Amount                                              0.00
Unreimbursed Credit Enhancer Prior Draws                                    0.00


                                                                                         Number          Percent
                                                                         Balance        of Loans       of Balance
Delinquent Loans (30 Days)*                                         8,194,751.86          148             0.69%
Delinquent Loans (60 Days)*                                         4,143,016.77           62             0.35%
Delinquent Loans (90 Days)*                                         3,406,271.17           47             0.29%
Delinquent Loans (120 Days)*                                        3,090,651.62           41             0.26%
Delinquent Loans (150 Days)*                                        1,664,434.36           25             0.14%
Delinquent Loans (180+ Days)*                                         100,000.00            1             0.01%
REO                                                                            -            0             0.00%
Foreclosures                                                          145,947.71            4             0.01%
Bankruptcies                                                          508,121.00            8             0.04%


CONTINUED...                                                                    Foreclosure                    Bankruptcy
                                                                          Units          Dollars          Units         Dollars
Delinquent Loans (30 Days)*                                                    0               -              1         25,936.97
Delinquent Loans (60 Days)*                                                    0               -              1        136,840.13
Delinquent Loans (90 Days)*                                                    1       23,991.93              0                 -
Delinquent Loans (120 Days)*                                                   1       31,000.00              1         79,200.00
Delinquent Loans (150 Days)*                                                   1       39,955.78              1         14,977.40
Delinquent Loans (180+ Days)*                                                  1       51,000.00              0                 -
REO
Foreclosures
Bankruptcies


CONTINUED...                                                                       REO
                                                                          Units          Dollars
Delinquent Loans (30 Days)*                                                    0               -
Delinquent Loans (60 Days)*                                                    0               -
Delinquent Loans (90 Days)*                                                    0               -
Delinquent Loans (120 Days)*                                                   0               -
Delinquent Loans (150 Days)*                                                   0               -
Delinquent Loans (180+ Days)*                                                  0               -
REO
Foreclosures
Bankruptcies





*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.
                                                                                        Percent of
                                                              Liquidation To-Date    Cut-Off Date Principal Balance
Beginning Cumulative Loss Amount                                            0.00
Current Month Loss Amount                                                   0.00
Current Month Recoveries                                                    0.00
                                                             --------------------
Ending Cumulative Loss Amount                                               0.00       0.00000%

Liquidation Loss Amount Distributed to Noteholders                          0.00

                                                              Net Recoveries to Date
Beginning Cumulative Net Principal Recovery Amount                          0.00
Current Month Net Principal Recovery Amount                                 0.00
                                                             --------------------
Ending Cumulative Net Principal Recovery Amount                             0.00

                                                                 Special Hazard           Fraud          Bankruptcy
Beginning Amount                                                            0.00           0.00            0.00
Current Month Loss Amount                                                   0.00           0.00            0.00
Ending Amount                                                                  -              -               -

Extraordinary Event Losses                                                  0.00
Excess Loss Amounts                                                         0.00

Current Month Repurchases Units                                                0
Current Month Repurchases ($)                                               0.00
Loans repurchased pursuant to Section 3.15 (a) of the Servicing Agreement

Interest Shortfall - Related to Relief Act Shortfall                        0.00


Capitalized Interest Account
Beginning Balance                                                           0.00
Withdraw relating to Collection Period                                      0.00
Remaining Balance due to GMACM                                              0.00
Interest Earned (Zero, Paid to Funding Account)                             0.00
                                                             --------------------
Ending Capitalized Interest Account Balance as of Payment Date              0.00
Interest earned for Collection Period                                       0.00
Interest withdrawn related to prior Collection Period                       0.00

Prefunding Account
Beginning Balance                                                           0.00
Additional Purchases during Revolving Period                                0.00
Balance in Pre-Funding Account due to Noteholders                           0.00
Excess of Draws over Principal Collections                                  0.00
                                                             --------------------
Total Ending Balance as of Payment Date                                     0.00
Interest earned for Collection Period                                       0.00
Interest withdrawn related to prior Collection Period                       0.00

Cash Flows Received
Principal Collections                                              13,965,439.34
Interest Collections                                                8,827,010.41
Servicer Advances                                                           0.00
Pre-Funding Account remaining balance withdrawn                             0.00
Capital Interest Account withdrawal                                         0.00
Reinvestment Income                                                         0.00
Substitution Adjustment Amount                                              0.00
Recovery Amounts                                                            0.00
                                                             --------------------
Total Cash Flows Received                                          22,792,449.75

Cash Flows Distributed
Principal Distribution                                             16,596,255.79
Interest Distribution                                               5,573,323.78
Residual Amount - Certificates                                              0.00
Servicer Advances - Reimbursement                                           0.00
GMACM Service Fee                                                     502,593.34
GMACM Recovery Fee                                                          0.00
Credit Enhancer Fee - FGIC                                            120,276.84
                                                             --------------------
Total Cash Flows Distributed                                       22,792,449.75

Net Cash Flows Remaining                                                    0.00

Yield Maintenance

Yield Maintenance Event - Class A-1                                           NO
Hedge Payment Class A-1                                                     0.00
Hedge Shortfall Amount - Class A-1                                          0.00

Trigger Analysis

Rolling 3 Month Delinquency Percentage                                     0.79%
Rolling 3 Month Delinquency Required Percentage                            3.75%

Aggregate Liquidation Percentage                                           0.00%
Aggregate Liquidation Required Percentage                                  1.65%

Servicing Termination Event                                                   No

Rolling 3 Month Delinquency Percentage                                     0.79%
Rolling 3 Month Delinquency Required Percentage                            3.25%

Aggregate Liquidation Percentage                                           0.00%
Aggregate Liquidation Required Percentage                                  1.15%

Servicing Trigger Event                                                       No

Rolling Six-Month Annualized Liquidation Loss Percentage                   0.00%
Maximum Loss Amount                                                        1.50%

Servicing Default                                                             No

Step Down Date                                                                No

Step Up Date - Class A-4                                                      No
Step Up Date - Class A-5                                                      No
Step Up Date - Class A-6                                                      No
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